SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2024
SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation of the financial statements:
a.	Basis of presentation of the financial statements:

The unaudited interim consolidated financial statements have been prepared using accounting policies consistent with IFRS and in accordance with International Accounting Standard (“IAS”) 34 - “Interim Financial Reporting”.

The Company’s unaudited interim consolidated financial statements as of June 30, 2024 and for the six months then ended (“interim financial statements”) should be read in conjunction with the audited consolidated financial statements of the Company as of December 31, 2023 and for the year then ended which have been prepared in accordance with IFRS.

Significant accounting policies:
b.	Significant accounting policies:

The significant accounting policies, presentation and methods of computation adopted in the preparation of these interim financial statements are consistent with those followed in the preparation of the Company’s consolidated audited financial statements for the year ended December 31, 2023, except as set forth below.

Initial application of new financial reporting and accounting standards and amendments to existing financial reporting and accounting standards:
c.	Initial application of new financial reporting and accounting standards and amendments to existing financial reporting and accounting standards:
1).	Amendment to IAS 1, “Presentation of Financial Statements”:

In January 2020, the International Accounting Standards Board (“IASB”) issued an amendment to IAS 1, “Presentation of Financial Statements” regarding the criteria for determining the classification of liabilities as current or non-current (“the Original Amendment”). In October 2022, the IASB issued a subsequent amendment (“the Subsequent Amendment”).

According to the Subsequent Amendment:

●	Only financial covenants with which an entity must comply on or before the reporting date will affect a liability’s classification as current or non-current.
●	In respect of a liability for which compliance with financial covenants is to be evaluated within twelve months from the reporting date, disclosure is required to enable users of the financial statements to assess the risks related to that liability. The Subsequent Amendment requires disclosure of the carrying amount of the liability, information about the financial covenants, and the facts and circumstances at the end of the reporting period that could result in the conclusion that the entity may have difficulty in complying with the financial covenants.

According to the Original Amendment, the conversion option of a liability affects the classification of the entire liability as current or non-current unless the conversion component is an equity instrument.

The Original Amendment and Subsequent Amendment are both effective for annual periods beginning on or after January 1, 2024 and must be applied retrospectively. The Amendments did not have a material impact on the Company’s consolidated financial statements, other than for the Warrants liability which the Company classified as a current liability beginning on January 1, 2024 with a retrospective effect.

2).	Amendments to IFRS 9, “Financial Instruments”, and IFRS 7, “Financial Instruments: Disclosures”:

In May 2024, the IASB issued “Amendments to the Classification and Measurement of Financial Instruments - Amendments to IFRS 9 and IFRS 7” (“the Amendments”). The Amendments clarify certain aspects of the classification and measurement of financial instruments.

The Amendments address the following:

●	Derecognition of a financial liability settled through an electronic transfer system - an entity is permitted to make an accounting policy election to derecognize a financial liability (or part of it) that is settled in cash using an electronic payment system before the settlement date if certain conditions are met. An entity that makes this accounting policy election is required to apply it to all financial liabilities settled using the same electronic payment system.
●	Assessing contractual cash flow characteristics for the classification of financial assets - the Amendments clarify how to assess the characteristics of contractual cash flows of financial assets with features linked to environmental, social and corporate governance (ESG) targets and other similar contingent features. The Amendments also enhance the description of the term ‘non-recourse’ and clarify the characteristics of contractually linked instruments (CLIs).
●	Disclosures – the Amendments to IFRS 7 introduce new disclosure requirements for financial assets and liabilities with contractual terms that include contingent features (including ESG-related) and new disclosures for investments in equity instruments measured at fair value through other comprehensive income (FVTOCI).

The Amendments are to be applied retrospectively commencing from annual reporting periods beginning on or after January 1, 2026. Earlier application is permitted subject to disclosure. An entity is permitted to early adopt only the Amendments that relate to the classification of financial assets and the related disclosures. An entity is not required to restate prior periods, but may do so if, and only if, it is possible to do so without the use of hindsight.

The Amendments are not expected to have a material effect on the Company’s interim consolidated financial statements.